CONSOLIDATED STATEMENTS OF CASH FLOWS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 881,204	$ 935,197	$ 295,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	684,992	663,616	673,403
Amortization of deferred financing costs	21,435	17,846	10,406
Amortization of discounts and premiums on debt	(8,181)	(1,478)	(471)
Amortization of deferred settlements on derivative instruments	14,144	3,808	2,804
Impairment	0	0	45,380
Write-off of pursuit costs	9,056	5,075	5,272
Income from technology investments	0	4,537	0
Loss from investments in unconsolidated entities	14	0	735
Distributions from unconsolidated entities - return on capital	575	319	61
Net (gain) on sales of unconsolidated entities	0	0	(28,101)
Net (gain) loss on sales of land parcels	0	(4,217)	1,395
Net (gain) on sales of discontinued operations	(548,278)	(826,489)	(297,956)
(Loss) on debt extinguishments	(272)	0	(2,457)
Unrealized loss (gain) on derivative instruments	1	(186)	(1)
Compensation paid with Company Common Shares	24,832	21,177	18,875
Changes in assets and liabilities:
Decrease in deposits - restricted	4,091	(4,523)	(3,316)
(Increase) decrease in other assets	20,411	2,743	9,048
Increase (decrease) in accounts payable and accrued expenses	(2,102)	332	(5,454)
(Decrease) in accrued interest payable	(11,898)	(10,510)	(4,000)
(Decrease) increase in other liabilities	2,987	(8,245)	9,972
Increase in security deposits	1,702	4,474	1,007
Net cash provided by operating activities	1,046,251	798,334	726,037
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(843,976)	(1,441,599)	(1,189,210)
Investment in real estate - development/other	(180,409)	(120,741)	(131,301)
Improvements to real estate	(152,828)	(144,452)	(138,208)
Additions to non-real estate property	(8,821)	(7,110)	(2,991)
Interest capitalized for real estate and unconsolidated entities under development	(22,509)	(9,108)	(13,008)
Proceeds from disposition of real estate, net	1,049,219	1,500,583	672,700
Investments in unconsolidated entities	(5,291)	(2,021)	0
Distributions from unconsolidated entities - return of capital	0	0	26,924
Proceeds from sale of investment securities	0	0	25,000
Proceeds from technology investments	0	(4,537)	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	(97,984)	7,631	137,106
Mortgage Deposits Investing Activities	1,563	1,901	4,699
Consolidation of previously unconsolidated properties	0	0	(26,854)
Deconsolidation of previously consolidated properties	0	28,360	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(13)	(12,809)	(16,023)
Net cash (used for) provided by investing activities	(261,049)	(194,828)	(639,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	21,209	20,421	8,811
Mortgage notes payable:
Proceeds	26,495	190,905	173,561
Restricted cash	(2,370)	(16,596)	(73,232)
Lump sum payoffs	350,247	974,956	635,285
Scheduled principal repayments	14,088	16,726	16,769
(Loss) on debt extinguishments	272	0	2,457
Notes, net:
Proceeds	0	996,190	595,422
Repayments of Notes Payable	975,991	575,641	0
Lines of credit:
Proceeds	5,876,000	1,455,000	5,513,125
Repayments	5,876,000	1,455,000	5,513,125
(Payments on) proceeds from settlement of derivative instruments	0	147,306	10,040
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,399	5,262	5,112
Proceeds from exercise of EQR options	49,039	95,322	71,596
Payments for Repurchase of Preferred Stock and Preference Stock	150,000	0	877
Premium on Redemption of Preferred Shares Cash	23	0	0
Payment of offering costs	39,359	3,596	4,657
Other financing activities, net	(48)	(48)	(48)
Contributions - Noncontrolling Interests - Partially Owned Properties	8,221	75,911	222
Contributions – Limited Partners	5	0	0
Distributions:
Net cash (used for) provided by financing activities	(556,533)	(650,993)	151,541
Cash and Cash Equivalents, Period Increase (Decrease)	228,669	(47,487)	238,120
Cash and cash equivalents, beginning of year	383,921	431,408	193,288
Cash and cash equivalents, end of year	612,590	383,921	431,408
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	464,937	477,434	475,374
Net cash paid (received) for income and other taxes	673	645	(2,740)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	137,644	158,240	359,082
Valuation of OP Units issued	66,606	0	8,245
Mortgage loans (assumed) by purchaser	0	0	(39,999)
Amortization of deferred financing costs:
Investment in real estate, net	0	0	(2,768)
Deferred financing costs, net	21,435	17,846	13,174
Amortization of discounts and premiums on debt:
Mortgage notes payable	(10,333)	(8,260)	(9,208)
Notes, net	2,152	6,782	8,737
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(535)	(534)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Unrealized loss (gain) on derivative instruments:
Other assets	7,448	6,826	13,019
Mortgage notes payable	(2,589)	(612)	(163)
Notes, net	(4,860)	(2,937)	7,497
Other liabilities	11,772	140,507	45,542
Accumulated other comprehensive (loss) income	(11,772)	(143,598)	(65,894)
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(21,661)	(8,785)	(13,008)
Investments in unconsolidated entities	(848)	(323)	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	0	(105,065)
Investments in unconsolidated entities	0	0	7,376
Deposits - restricted	0	0	(42,633)
Mortgage notes payable	0	0	112,631
Net other assets recorded	0	0	837
Deconsolidation of previously consolidated properties:
Investment in real estate, net	0	35,495	14,875
Investments in unconsolidated entities	0	(7,135)	(3,167)
(Payments on) proceeds from settlement of derivative instruments:
Other liabilities	0	(147,306)	(10,040)
Other:
Transfer from notes, net to mortgage notes payable	0	0	35,600
OPERATING PARTNERSHIP
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	881,204	935,197	295,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	684,992	663,616	673,403
Amortization of deferred financing costs	21,435	17,846	10,406
Amortization of discounts and premiums on debt	(8,181)	(1,478)	(471)
Amortization of deferred settlements on derivative instruments	14,144	3,808	2,804
Impairment	0	0	45,380
Write-off of pursuit costs	9,056	5,075	5,272
Income from technology investments	0	4,537	0
Loss from investments in unconsolidated entities	14	0	735
Distributions from unconsolidated entities - return on capital	575	319	61
Net (gain) on sales of unconsolidated entities	0	0	(28,101)
Net (gain) loss on sales of land parcels	0	(4,217)	1,395
Net (gain) on sales of discontinued operations	(548,278)	(826,489)	(297,956)
(Loss) on debt extinguishments	272	0	2,457
Unrealized loss (gain) on derivative instruments	(1)	186	1
Compensation paid with Company Common Shares	24,832	21,177	18,875
Changes in assets and liabilities:
Decrease in deposits - restricted	(4,091)	4,523	3,316
(Increase) decrease in other assets	(20,411)	(2,743)	(9,048)
Increase (decrease) in accounts payable and accrued expenses	(2,102)	332	(5,454)
(Decrease) in accrued interest payable	(11,898)	(10,510)	(4,000)
(Decrease) increase in other liabilities	2,987	(8,245)	9,972
Increase in security deposits	1,702	4,474	1,007
Net cash provided by operating activities	1,046,251	798,334	726,037
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(843,976)	(1,441,599)	(1,189,210)
Investment in real estate - development/other	(180,409)	(120,741)	(131,301)
Improvements to real estate	(152,828)	(144,452)	(138,208)
Additions to non-real estate property	(8,821)	(7,110)	(2,991)
Interest capitalized for real estate and unconsolidated entities under development	(22,509)	(9,108)	(13,008)
Proceeds from disposition of real estate, net	1,049,219	1,500,583	672,700
Investments in unconsolidated entities	(5,291)	(2,021)	0
Distributions from unconsolidated entities - return of capital	0	0	26,924
Proceeds from sale of investment securities	0	0	25,000
Proceeds from technology investments	0	4,537	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	(97,984)	7,631	137,106
Mortgage Deposits Investing Activities	1,563	1,901	4,699
Consolidation of previously unconsolidated properties	0	0	(26,854)
Deconsolidation of previously consolidated properties	0	28,360	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(13)	(12,809)	(16,023)
Net cash (used for) provided by investing activities	(261,049)	(194,828)	(639,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(21,209)	(20,421)	(8,811)
Mortgage notes payable:
Proceeds	26,495	190,905	173,561
Restricted cash	2,370	16,596	73,232
Lump sum payoffs	(350,247)	(974,956)	(635,285)
Scheduled principal repayments	(14,088)	(16,726)	(16,769)
(Loss) on debt extinguishments	(272)	0	(2,457)
Notes, net:
Proceeds	0	996,190	595,422
Repayments of Notes Payable	(975,991)	(575,641)	0
Lines of credit:
Proceeds	5,876,000	1,455,000	5,513,125
Repayments	(5,876,000)	(1,455,000)	(5,513,125)
(Payments on) proceeds from settlement of derivative instruments	0	(147,306)	(10,040)
Proceeds from sale of OP Units	1,417,040	173,484	329,452
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,399	5,262	5,112
Proceeds from exercise of EQR options	49,039	95,322	71,596
OP Units repurchased and retired	0	0	(1,887)
Payments for Repurchase of Preferred Stock and Preference Stock	(150,000)	0	(877)
Premium on Redemption of Preferred Shares Cash	(23)	0	0
Payment of offering costs	(39,359)	(3,596)	(4,657)
Other financing activities, net	(48)	(48)	(48)
Contributions - Noncontrolling Interests - Partially Owned Properties	8,221	75,911	222
Contributions – Limited Partners	5	0	0
Distributions:
OP Units - General Partner	(473,451)	(432,023)	(379,969)
Preference Units	(13,416)	(12,829)	(14,471)
OP Units - Limited Partners	(21,915)	(20,002)	(18,867)
Noncontrolling Interests - Partially Owned Properties	(5,083)	(1,115)	(2,918)
Net cash (used for) provided by financing activities	(556,533)	(650,993)	151,541
Cash and Cash Equivalents, Period Increase (Decrease)	228,669	(47,487)	238,120
Cash and cash equivalents, beginning of year	383,921	431,408	193,288
Cash and cash equivalents, end of year	612,590	383,921	431,408
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	464,937	477,434	475,374
Net cash paid (received) for income and other taxes	673	645	(2,740)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	137,644	158,240	359,082
Valuation of OP Units issued	66,606	0	8,245
Mortgage loans (assumed) by purchaser	0	0	(39,999)
Amortization of deferred financing costs:
Investment in real estate, net	0	0	(2,768)
Deferred financing costs, net	21,435	17,846	13,174
Amortization of discounts and premiums on debt:
Mortgage notes payable	(10,333)	(8,260)	(9,208)
Notes, net	2,152	6,782	8,737
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(535)	(534)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Unrealized loss (gain) on derivative instruments:
Other assets	7,448	6,826	13,019
Mortgage notes payable	(2,589)	(612)	(163)
Notes, net	(4,860)	(2,937)	7,497
Other liabilities	11,772	140,507	45,542
Accumulated other comprehensive (loss) income	(11,772)	(143,598)	(65,894)
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(21,661)	(8,785)	(13,008)
Investments in unconsolidated entities	(848)	(323)	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	0	(105,065)
Investments in unconsolidated entities	0	0	7,376
Deposits - restricted	0	0	(42,633)
Mortgage notes payable	0	0	112,631
Net other assets recorded	0	0	837
Deconsolidation of previously consolidated properties:
Investment in real estate, net	0	35,495	14,875
Investments in unconsolidated entities	0	(7,135)	(3,167)
(Payments on) proceeds from settlement of derivative instruments:
Other liabilities	0	(147,306)	(10,040)
Other:
Receivable on sale of OP Units	28,457	0	37,550
Transfer from notes, net to mortgage notes payable	$ 0	$ 0	$ 35,600